Temporary Equity (Details) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Dividend paid in Series B-1 Preferred Stock		0	42,196
Convertible Preferred Stock Series B [Member]
Beginning balance, shares	213,583		216,916
Conversion of Series B and B-1 Preferred Stock to Common Stock, shares	(213,583)		(216,916)
Ending balance, shares
Convertible Preferred Stock Series B 1 [Member]
Beginning balance, shares	459,426		467,728
Conversion of Series B and B-1 Preferred Stock to Common Stock, shares	(459,426)		(467,728)
Ending balance, shares
Convertible Preferred Stock Series C 1 [Member]
Beginning balance, shares	260,702		255,289
Dividend paid in Series B-1 Preferred Stock	5,626		5,626
Conversion of Series B and B-1 Preferred Stock to Common Stock, shares	(266,328)		(266,328)
Ending balance, shares
Sercies C-1 Issue for a reduction in stock payables, shares			5,413